Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2024				2023
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	77,761	78,577	10,115	166,453	94,658	73,438	6,509	174,605
Financial assets at fair value through the income statement	3,526	181,784	8,424	193,734	5,831	192,571	8,249	206,651
Derivative financial assets	101	291,352	2,077	293,530	107	253,189	3,540	256,836
Financial assets at fair value through other comprehensive income	25,913	48,407	3,739	78,059	30,247	40,511	1,078	71,836
Investment property	—	—	9	9	—	—	2	2
Total assets	107,301	600,120	24,364	731,785	130,843	559,709	19,378	709,930
Trading portfolio liabilities	(27,694)	(28,819)	(395)	(56,908)	(29,274)	(29,027)	(368)	(58,669)
Financial liabilities designated at fair value	(181)	(278,785)	(3,258)	(282,224)	(117)	(296,200)	(1,222)	(297,539)
Derivative financial liabilities	(86)	(276,148)	(3,181)	(279,415)	(81)	(245,310)	(4,653)	(250,044)
Total liabilities	(27,961)	(583,752)	(6,834)	(618,547)	(29,472)	(570,537)	(6,243)	(606,252)

Disclosure of analysis of movements in Level 3 assets	The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial assets	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)

As at 31 December 2023	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	4,469	681	318	669	—	—	—	—	—	372	6,509
Financial assets at fair value through the income statement	5,612	888	85	—	1,371	—	209	—	—	84	8,249
Derivative financial assets	—	—	—	—	—	—	—	2,211	977	352	3,540
Financial assets at fair value through other comprehensive income	533	298	200	43	4	—	—	—	—	—	1,078
Investment property	—	—	—	—	—	—	—	—	—	2	2
Total assets	10,614	1,867	603	712	1,375	—	209	2,211	977	810	19,378
Trading portfolio liabilities	—	(359)	—	—	—	—	—	—	—	(9)	(368)
Financial liabilities designated at fair value	—	—	—	—	(10)	(630)	(517)	—	—	(65)	(1,222)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,701)	(2,041)	(911)	(4,653)
Total liabilities	—	(359)	—	—	(10)	(630)	(517)	(1,701)	(2,041)	(985)	(6,243)
Note:
1Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	8,249	2,704	(2,072)	—	(793)	(1)	218	—	207	(88)	8,424
Assets at fair value through other comprehensive income	1,078	3,116	(43)	—	—	3	22	(1)	49	(485)	3,739
Investment properties	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,222)	(415)	19	(1,146)	143	(74)	(20)	—	(893)	350	(3,258)
Net derivative financial instruments[1]	(1,113)	(568)	(6)	—	(16)	(64)	(1)	—	163	501	(1,104)
Total	13,135	10,668	(3,901)	(1,146)	(1,531)	(152)	219	(1)	286	(47)	17,530

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509
Financial assets at fair value through the income statement	9,125	3,966	(3,435)	—	(1,429)	109	61	—	239	(387)	8,249
Assets at fair value through other comprehensive income	11	926	—	—	(3)	—	—	(3)	147	—	1,078
Investment properties	5	—	(4)	—	—	—	1	—	—	—	2
Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)
Financial liabilities designated at fair value	(1,050)	(40)	—	(403)	—	(38)	(3)	—	(147)	459	(1,222)
Net derivative financial instruments[1]	(1,189)	(640)	24	—	83	(92)	—	—	388	313	(1,113)
Total	13,326	7,239	(6,393)	(403)	(1,951)	(10)	59	(3)	1,686	(415)	13,135
Notes:
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £2,077m (2023: £3,540m) and derivative financial liabilities are
£(3,181)m (2023: £(4,653)m).
2 Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2024					2023
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	68,210	67,354	19,341	46,429	1,584	56,749	55,437	13,976	39,014	2,447
Loans and advances at amortised cost	346,273	343,016	6,977	73,606	262,433	342,747	334,706	5,854	80,533	248,319
Reverse repurchase agreements and other similar secured lending	4,734	4,734	—	4,734	—	2,594	2,594	—	2,594	—
Assets included in disposal groups classified as held for sale	9,544	9,628	—	3,520	6,108	3,855	3,855	—	3,855	—
Financial liabilities
Deposits at amortised cost	(560,663)	(560,393)	(410,955)	(146,607)	(2,831)	(538,789)	(538,502)	(382,345)	(150,757)	(5,400)
Repurchase agreements and other similar secured borrowing	(39,415)	(39,415)	—	(39,415)	—	(41,601)	(41,601)	—	(41,601)	—
Debt securities in issue	(92,402)	(94,463)	—	(92,066)	(2,397)	(96,825)	(98,123)	—	(95,999)	(2,124)
Subordinated liabilities	(11,921)	(12,434)	—	(11,697)	(737)	(10,494)	(10,803)	—	(10,608)	(195)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,647)	—	(3,647)	—	(3,077)	(3,077)	—	(3,077)	—

Disclosure of analysis of movements in Level 3 liabilities	The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial assets	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)

As at 31 December 2023	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	4,469	681	318	669	—	—	—	—	—	372	6,509
Financial assets at fair value through the income statement	5,612	888	85	—	1,371	—	209	—	—	84	8,249
Derivative financial assets	—	—	—	—	—	—	—	2,211	977	352	3,540
Financial assets at fair value through other comprehensive income	533	298	200	43	4	—	—	—	—	—	1,078
Investment property	—	—	—	—	—	—	—	—	—	2	2
Total assets	10,614	1,867	603	712	1,375	—	209	2,211	977	810	19,378
Trading portfolio liabilities	—	(359)	—	—	—	—	—	—	—	(9)	(368)
Financial liabilities designated at fair value	—	—	—	—	(10)	(630)	(517)	—	—	(65)	(1,222)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,701)	(2,041)	(911)	(4,653)
Total liabilities	—	(359)	—	—	(10)	(630)	(517)	(1,701)	(2,041)	(985)	(6,243)
Note:
1Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	8,249	2,704	(2,072)	—	(793)	(1)	218	—	207	(88)	8,424
Assets at fair value through other comprehensive income	1,078	3,116	(43)	—	—	3	22	(1)	49	(485)	3,739
Investment properties	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,222)	(415)	19	(1,146)	143	(74)	(20)	—	(893)	350	(3,258)
Net derivative financial instruments[1]	(1,113)	(568)	(6)	—	(16)	(64)	(1)	—	163	501	(1,104)
Total	13,135	10,668	(3,901)	(1,146)	(1,531)	(152)	219	(1)	286	(47)	17,530

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509
Financial assets at fair value through the income statement	9,125	3,966	(3,435)	—	(1,429)	109	61	—	239	(387)	8,249
Assets at fair value through other comprehensive income	11	926	—	—	(3)	—	—	(3)	147	—	1,078
Investment properties	5	—	(4)	—	—	—	1	—	—	—	2
Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)
Financial liabilities designated at fair value	(1,050)	(40)	—	(403)	—	(38)	(3)	—	(147)	459	(1,222)
Net derivative financial instruments[1]	(1,189)	(640)	24	—	83	(92)	—	—	388	313	(1,113)
Total	13,326	7,239	(6,393)	(403)	(1,951)	(10)	59	(3)	1,686	(415)	13,135
Notes:
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £2,077m (2023: £3,540m) and derivative financial liabilities are
£(3,181)m (2023: £(4,653)m).
2 Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2024					2023
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	68,210	67,354	19,341	46,429	1,584	56,749	55,437	13,976	39,014	2,447
Loans and advances at amortised cost	346,273	343,016	6,977	73,606	262,433	342,747	334,706	5,854	80,533	248,319
Reverse repurchase agreements and other similar secured lending	4,734	4,734	—	4,734	—	2,594	2,594	—	2,594	—
Assets included in disposal groups classified as held for sale	9,544	9,628	—	3,520	6,108	3,855	3,855	—	3,855	—
Financial liabilities
Deposits at amortised cost	(560,663)	(560,393)	(410,955)	(146,607)	(2,831)	(538,789)	(538,502)	(382,345)	(150,757)	(5,400)
Repurchase agreements and other similar secured borrowing	(39,415)	(39,415)	—	(39,415)	—	(41,601)	(41,601)	—	(41,601)	—
Debt securities in issue	(92,402)	(94,463)	—	(92,066)	(2,397)	(96,825)	(98,123)	—	(95,999)	(2,124)
Subordinated liabilities	(11,921)	(12,434)	—	(11,697)	(737)	(10,494)	(10,803)	—	(10,608)	(195)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,647)	—	(3,647)	—	(3,077)	(3,077)	—	(3,077)	—

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2024				2023
	Income statement		Other compre- hensive income	Total	Income statement		Other compre- hensive income	Total
	Trading income[1]	Other income			Trading income[1]	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(9)	—	—	(9)	10	—	—	10
Financial assets at fair value through the income statement	2	94	—	96	113	72	—	185
Fair value through other comprehensive income	3	22	(1)	24	—	—	(3)	(3)
Investment property	—	—	—	—	—	1	—	1
Trading portfolio liabilities	(7)	—	—	(7)	—	—	—	—
Financial liabilities designated at fair value	(77)	(9)	—	(86)	(38)	(3)	—	(41)
Net derivative financial instruments	(57)	(1)	—	(58)	(107)	—	—	(107)
Total	(145)	106	(1)	(40)	(22)	70	(3)	45
Note:
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2024 Range		2023 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	3	4	7%
		Credit spread	14	1,972	15	1,672	bps
		Yield	0	12	1	7%
		Growth curve	n/m4	n/m4	(1)	2%
	Option model	Inflation volatility	n/m4	n/m4	66	257	bps vol
		Interest rate volatility	19	175	26	515	bps vol
		FX - IR correlation	(36)	30	(20)	78%
		IR - IR correlation	33	98	(20)	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	133	5	138%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(215)	351	(238)	110	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	35	908	40	802	bps
		Credit spread	194	1,011	186	870	bps
		Discount margin	230	345	230	345	bps
		Yield	2	18	7	18%
	Comparable pricing	Comparable price	0	240	0	287	points
Asset backed securities	Comparable pricing	Comparable price	0	125	0	5,000	points
	Discounted cash flows	Discount margin	(137)	(25)	n/m4	n/m4	bps
	Option Model	Equity volatility	15	32	n/m4	n/m4%
Private equity investments	EBITDA multiple	EBITDA multiple	2	7	15	17	Multiple
	Earnings multiple	Earnings multiple	3	17	3	25	Multiple
	Discounted cash flow	Credit spread	210	430	380	630	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Comparable price	0	2,322	0	352	points
Government debt	Comparable pricing	Comparable price	0	123	1	127	points
Issued debt	Discounted cash flows	Credit spread	50	198	60	192	bps
	Option model	Equity volatility	1	111	4	91%
		Interest rate volatility	19	211	11	391	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	14	186	385	468	bps
Notes:
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
The range of significant unobservable credit spreads is between 14-1,972bps (2023: 29-1,672bps).
4Non-material level 3 balances for these unobservable inputs.

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2024 Range		2023 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	3	4	7%
		Credit spread	14	1,972	15	1,672	bps
		Yield	0	12	1	7%
		Growth curve	n/m4	n/m4	(1)	2%
	Option model	Inflation volatility	n/m4	n/m4	66	257	bps vol
		Interest rate volatility	19	175	26	515	bps vol
		FX - IR correlation	(36)	30	(20)	78%
		IR - IR correlation	33	98	(20)	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	133	5	138%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(215)	351	(238)	110	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	35	908	40	802	bps
		Credit spread	194	1,011	186	870	bps
		Discount margin	230	345	230	345	bps
		Yield	2	18	7	18%
	Comparable pricing	Comparable price	0	240	0	287	points
Asset backed securities	Comparable pricing	Comparable price	0	125	0	5,000	points
	Discounted cash flows	Discount margin	(137)	(25)	n/m4	n/m4	bps
	Option Model	Equity volatility	15	32	n/m4	n/m4%
Private equity investments	EBITDA multiple	EBITDA multiple	2	7	15	17	Multiple
	Earnings multiple	Earnings multiple	3	17	3	25	Multiple
	Discounted cash flow	Credit spread	210	430	380	630	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Comparable price	0	2,322	0	352	points
Government debt	Comparable pricing	Comparable price	0	123	1	127	points
Issued debt	Discounted cash flows	Credit spread	50	198	60	192	bps
	Option model	Equity volatility	1	111	4	91%
		Interest rate volatility	19	211	11	391	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	14	186	385	468	bps
Notes:
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
The range of significant unobservable credit spreads is between 14-1,972bps (2023: 29-1,672bps).
4Non-material level 3 balances for these unobservable inputs.

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	2024				2023
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	653	43	(766)	(43)	612	2	(801)	(2)
Corporate debt	87	—	(56)	—	34	—	(22)	—
Asset backed securities	57	4	(40)	(4)	37	1	(27)	(1)
Government debt	47	—	(56)	—	31	—	(34)	—
Private equity investments	232	—	(232)	—	263	1	(263)	(1)
Interest rate derivatives	98	—	(212)	—	78	—	(158)	—
Equity derivatives	199	—	(269)	—	142	—	(226)	—
Other products[1]	92	—	(104)	—	89	—	(98)	—
Total	1,465	47	(1,735)	(47)	1,286	4	(1,629)	(4)
Note:
1Other products includes equity cash products, credit derivatives, foreign exchange derivatives and fund and fund linked products

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	2024				2023
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	653	43	(766)	(43)	612	2	(801)	(2)
Corporate debt	87	—	(56)	—	34	—	(22)	—
Asset backed securities	57	4	(40)	(4)	37	1	(27)	(1)
Government debt	47	—	(56)	—	31	—	(34)	—
Private equity investments	232	—	(232)	—	263	1	(263)	(1)
Interest rate derivatives	98	—	(212)	—	78	—	(158)	—
Equity derivatives	199	—	(269)	—	142	—	(226)	—
Other products[1]	92	—	(104)	—	89	—	(98)	—
Total	1,465	47	(1,735)	(47)	1,286	4	(1,629)	(4)
Note:
1Other products includes equity cash products, credit derivatives, foreign exchange derivatives and fund and fund linked products

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2024	2023
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(542)	(569)
Uncollateralised derivative funding	19	(4)
Derivative credit valuation adjustments	(184)	(209)
Derivative debit valuation adjustments	108	144